Borrowings - Additional Information (Details)					1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 24, 2022 CAD ($)	Jul. 28, 2021 USD ($)	May 28, 2021 CAD ($)	Dec. 01, 2017 CAD ($)	Mar. 31, 2023 USD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Remaining undrawn amount of loan facility										$ 62,000
Liabilities										88,505,284		$ 79,406,768
Borrowings										64,444,081	[1]	64,562,190
Net assets										137,590,257		183,936,275
Land and buildings purchased									$ 24,497,314	29,879,456		19,182,131	$ 83,688,360
Freehold Land and Buildings | Bedford Canada
Disclosure of detailed information about borrowings [line items]
Land and buildings purchased				$ 1,225,195
Commercial Land and Buildings | Chattanooga, USA
Disclosure of detailed information about borrowings [line items]
Total amount available under facility		$ 30,100,000
Liabilities										$ 27,691,183
Carrying amount of asset pledged as collateral									$ 39,202,599			38,174,386
Loan facility, frequency of periodic payment										monthly
Loan facility periodic payment commencement month and year										2021-09
Loan facility periodic payment end month and year										2031-08
Minimum liquidity										$ 3,100,000
Debt service coverage ratio										1.2							1.2
Land and buildings purchased		$ 42,600,000
Commercial Land and Buildings | Chattanooga, USA | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Net assets										$ 30,100,000
Equipment
Disclosure of detailed information about borrowings [line items]
Total amount available under facility	$ 50,000
Liabilities										213,785							$ 307,600
Loan facility, frequency of periodic payment	monthly
Loan facility periodic payment commencement month and year	2023-12
Loan facility periodic payment end month and year	2034-01
Battery Technology Solutions Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Contribution agreement						$ 250,000
Consulting Services Business | Commercial Land and Buildings
Disclosure of detailed information about borrowings [line items]
Total amount available under facility																		$ 2,680,000
Liabilities										1,601,796							2,304,712
Carrying amount of asset pledged as collateral										2,145,772		2,842,406
Cathode Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Total amount available under facility			$ 4,985,000
Liabilities										3,177,058							4,571,428
Borrowings																		$ 4,923,000
Carrying amount of asset pledged as collateral										$ 3,284,556		$ 3,329,187
Loan facility, frequency of periodic payment			monthly
Loan facility periodic payment commencement month and year			2022-12
Loan facility periodic payment end month and year			2048-01
Land and buildings purchased			$ 3,550,000
Cathode Business | Equipment
Disclosure of detailed information about borrowings [line items]
Contribution agreement					$ 886,000									$ 1,000,000
ACOA, December 2017 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																	500,000
Contribution agreement								$ 500,000
Day one gain on loan																$ 100,152
ACOA, October 2018 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																	$ 500,000
Contribution agreement							$ 500,000
Day one gain on loan													$ 219,557		$ 114,106

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.